18. Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	R$ 905,258	R$ 933,815	R$ 1,054,103	R$ 1,252,416
Deferred tax liabilities	(1,339,254)	(1,195,057)	(1,090,857)	(1,066,071)
Deferred tax assets (liabilities), net	(433,996)	(261,242)	(36,754)	186,345
Provisions
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	366,673	337,833	482,863	524,129
Pension obligations - G1
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	157,998	157,044	165,503	167,922
Donations of underlying asset on concession agreements
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	51,818	54,131	55,112	57,317
Credit losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	145,622	197,920	199,063	266,757
Other
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	183,147	186,887	151,562	151,247
Temporary difference on concession of intangible asset
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(408,732)	(433,842)	(460,177)	(492,341)
Capitalization of borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(409,236)	(420,978)	(415,379)	(374,512)
Profit on supply to governmental entities
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(372,289)	(206,978)	(76,705)	(92,365)
Actuarial gain/loss - G1 Plan
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets				85,044
Deferred tax liabilities	(54,222)	(36,430)	(36,538)	0
Construction margin
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(83,399)	(86,164)	(88,947)	(91,790)
Borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	R$ (11,376)	R$ (10,665)	R$ (13,111)	R$ (15,063)